Lazard US Mid Cap Equity Portfolio
Lazard US Mid Cap Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Lazard US Mid Cap Equity Portfolio	Institutional Shares	Open Shares	R6 Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lazard US Mid Cap Equity Portfolio		Institutional Shares	Open Shares	R6 Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.44%	0.43%	0.44%	[1]
Total Annual Portfolio Operating Expenses			1.43%	1.19%
Fee Waiver and Expense Reimbursement	[2]	0.14%	0.08%	0.19%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.05%	1.35%	1.00%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent Total Annual Portfolio Operating Expenses exceed 1.05%, 1.35% and 1.00% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard US Mid Cap Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	107	364	641	1,431
Open Shares	137	445	774	1,706
R6 Shares	102	359	636	1,426

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in a focused portfolio of equity securities, principally common stocks, of mid cap US companies that the Investment Manager believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell Midcap® Index (ranging from approximately $391.0 million to $3.6 billion as of April 4, 2014.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of medium-size (mid cap) US companies. The Portfolio may invest up to 20% of its assets in equity securities of larger or smaller US or non-US companies.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Non-Diversification Risk. The Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Mid Cap Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 21.18% Worst Quarter: 12/31/08 -26.54%

Average Annual Total Returns (for the periods ended December 31, 2013)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2013) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Average Annual Returns Lazard US Mid Cap Equity Portfolio	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Institutional Shares	32.95%	17.81%	7.82%	8.25%	Nov. 04, 1997
Open Shares	32.59%	17.51%	7.52%	7.94%	Nov. 04, 1997
R6 Shares	32.95%	17.81%	7.82%	8.25%
After Taxes on Distributions Institutional Shares	32.85%	17.71%	6.98%	6.79%
After Taxes on Distributions and Sale of Portfolio Shares Institutional Shares	18.72%	14.50%	6.22%	6.21%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	34.76%	22.36%	10.22%	9.38%